UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

4201 Massachusetts Avenue NW 8037C, Washington, DC 20016

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code:(202) 364-8395

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Pennsylvania Avenue Fund
	Schedule of Investments
	March 31, 2008

Shares		Value

COMMON STOCKS - 73.07%

Business Services - 2.40%
7,501	Computer Task Group, Inc. *	30,904
3,976	Infousa, Inc.	24,293
4,000	Ipass, Inc. *	12,080
	TOTAL BUSINESS SERVICES	67,277

Chemicals & Allied Products - 2.48%
33,000	Inyx, Inc. *	396
600,000	MZT Holdings, Inc. *	69,000
	TOTAL CHEMICALS & ALLIED PRODUCTS	69,396

Communications - 8.30%
30,000	3Com Corp. *	68,700
2,500	Clear Channel Communications, Inc.	73,050
80,000	Covad Communications Group, Inc.	78,320
1,050	Warwick Valley Telephone Co.	12,411
	TOTAL COMMUNICATIONS	232,481

Electric, Gas & Sanitary Services - 9.17%
40,000	Aquila, Inc. *	128,400
1,700	Northwestern Corp.	41,429
19,720	Pinnacle Gas Resources, Inc. *	50,286
6,172	US Bioentergy Corp. *	36,415
	TOTAL ELECTRIC, GAS & SANITARY SERVICES	256,530

Electronic & Other Electric Equipment - 12.49%
4,000	Bel Fuse, Inc. Class B	111,440
2,000	Cherokee International Corp. *	3,740
65,000	Computer Horizons Corp.	22,750
30,000	ESS Technology, Inc. *	45,000
21	Mirant Corp. *	764
2,000	Navteq Corp. *	136,000
10,000	Sigmatel, Inc.	28,900
28,991	Three Five Systems, Inc. *	1,044
	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	349,638

Finance, Insurance & Real Estate -14.76%
1,363	American Community Properties Trust	25,216
3,418	Cardinal State Bank	51,595
4,302	Cowlitz Bancorp. *	34,416
12,185	Dominion Homes, Inc. *	6,702
818	Federal Mogul Corp. Class A *	16,196
818	Federal Mogul Corp. Warrants *	2,904
9,000	Financial Industries Corp. *	58,500
2,599	First National Bancshares, Inc. *	27,419
700	FX Real Estate & Entertainment, Inc. Rights	56
1,400	FX Real Estate & Entertainment, Inc. *	8,232
817	Massbank Corp.	31,781
965	MFB Corp.	32,355
2,000	Scpie Holdings, Inc. *	55,100
700	Sobieski Bancorp, Inc. *	747
30,060	Wilshire Enterprise, Inc. *	88,978
	TOTAL FINANCE, INSURANCE & REAL ESTATE	440,197

Manufacturing - 4.49%
6,000	E-Z-EM, Inc.	125,820
	TOTAL MANUFACTURING	125,820

Packaging & Containers - 0.30%
3,500	Intertape Polymer Group, Inc. *	8,295
	TOTAL PACKAGING & CONTAINERS	8,295

Printing & Publishing - 2.26%
6,930	CCA Industries, Inc.	63,410
	TOTAL PRINTING & PUBLISHING	63,410

Retail Trade - 1.88%
900	Pep Boys-Manny, Moe & Jack	8,964
100	Redenvelope, Inc.	60
10,000	Restoration Hardware, Inc. *	43,500
	TOTAL RETAIL TRADE	52,524

Services - 13.58%
6,700	Cagles, Inc. Class A	41,001
20,000	Captaris, Inc. *	88,400
7,000	CKX, Inc. *	66,640
4,000	Criticare systems, Inc.	21,600
35,003	Image Entertainment, Inc. *	58,805
1,000	Mac-Gray Corp. *	11,500
400	Manatron, Inc.	4,784
1,500	Meadow Valley Corp. *	12,315
20,000	Trans World Entertainment Corp. *	75,200
	TOTAL SERVICES	380,245

TOTAL FOR COMMON STOCKS (Cost $2,577,580) - 73.07%		$ 2,045,813

BONDS - 8.09%
200,000	Beazer Homes USA 6.875% 07/15/2015	144,000
100,000	Residential Cap Libor 5.646% 06/09/2008	79,250
3,928	United Airlines EETC Ser. 00-2 7.811% 12/01/2009	3,261

TOTAL FOR BONDS (Cost $243,689) - 8.09%		$ 226,511

ESCROWED RIGHTS - 0.22%
20,000	Mirant Corp. ESCROW	0
6,000	North Atlanta National Bank ESCROW *	6,126
2,100	Pelcian Financial, Inc. ESCROW	0
200	Petrolcorp, Inc. ESCROW	0
50,000	Winn Dixie Stores, Inc. ESCROW *	0

TOTAL FOR ESCROWED RIGHTS (Cost $0) - 0.22%		$ 6,126

PERFERRED STOCKS - 0.42%
865	National Healthcare Preferred Class A	11,825

TOTAL FOR PREFERRED STOCKS (Cost $0) - 0.42%		$ 11,825

SHORT TERM INVESTMENTS - 14.76%
413,104	Huntington Treasury Money Market IV 1.98% ** (Cost $413,104)	413,104

TOTAL INVESTMENTS (Cost $3,234,373) - 96.56%		$ 2,703,379

OTHER ASSETS LESS LIABILITES - 3.44%		96,485

NET ASSETS - 100.00%		$ 2,799,864

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2008.

NOTES TO FINANCIAL STATEMENTS
Pennsylvania Avenue Fund
1. SECURITY TRANSACTIONS
At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,234,373 amounted to $488,402, which consisted of aggregate gross unrealized appreciation of
$138,417 and aggregate gross unrealized depreciation of $626,818.

	Pennsylvania Avenue Fund
	Schedule of Securities Sold Short
	March 31, 2008

Shares		Value

SECURITIES SOLD SHORT - 7.89%

ELECTRIC, GAS & SANITARY SERVICES - 3.97%
11,414	Quest Resources Corp. *	74,419
5,000	Verasun Energy Corp. *	36,750
	TOTAL ELECTRIC, GAS & SANITARY SERVICES	111,169

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 2.07%
2,000	Bel Fuse, Inc. Class A	58,020
	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	58,020

FINANCE, INSURANCE & REAL ESTATE - 1.84%
2,000	Mutual First Financial, Inc.	26,340
2,000	Yadkin Valley Financial Corp.	25,300
	TOTAL FINANCE, INSURANCE & REAL ESTATE	51,640

TOTAL FOR SECURITIES SOLD SHORT (Cost $263,422) - 7.89%		$ 220,829

Item 2. Controls and Procedures.

(a) Thomas Kirchner, the President of the Pennsylvania Avenue Funds (the "Fund"), has concluded that the Fund’s disclosure controls and provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) None.

Item 3. Exhibits.

The certification is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pennsylvania Avenue Funds

By /s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 5/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 5/28/2008